SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted loss per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator for earnings per share:
Net (loss) income attributable to the Company's ordinary shareholders	$ (1,153,175)	$ 154,412
Denominator for basic and diluted EPS:
Weighted average ordinary shares - basic	1,037,746	30,209
Weighted average ordinary shares - diluted	1,037,746	30,209
Per share amount
Per share - basic	$ (1.11)	$ 5.11
Per share - diluted	$ (1.11)	$ 5.11